                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10281

July 13, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:    Registration Statement on Form N-14 for Oppenheimer Capital
             Appreciation Fund; Proxy Materials for Oppenheimer Emerging
             Technologies Fund.

To the Securities and Exchange Commission:

      Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration
Statement on Form N-14 (the "Registration Statement") of Oppenheimer Capital
Appreciation Fund (the "Registrant"), an open-end investment company.  The
Registration Statement will register shares of the Registrant to be issued in the reorganization ("merger") of that open-end investment company with
Oppenheimer Emerging Technologies Fund ("Emerging Technologies Fund"), also an open-end investment company.  The Registrant and Emerging Technologies
Fund have the same investment adviser (OppenheimerFunds, Inc.).

      As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on August 13,
2007. The solicitation of Oppenheimer Emerging Technologies Fund shareholders is expected to commence shortly thereafter.

     In accordance  with the general  instructions to Form N-14, the preliminary proxy material which forms a part of the Registration  Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the  Registrant  previously  filed a  declaration  to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment  Company
Act of 1940, as amended.  In accordance  with the  instructions to Item 14(2) of
Form N-14, pro forma financials for the Registrant that reflect the effect of the proposed reorganization are not required.

      The Agreement and Plan of Reorganization filed herewith as Exhibit A to the Proxy Statement and Prospectus and the disclosure in the Proxy Statement and Prospectus concerning the reorganization of Registrant and Emerging
Technologies Fund closely follow the corresponding disclosure in other registration statements recently filed on Form N-14 in connection with the reorganizations of several Oppenheimer funds with other Oppenheimer funds, such as the Registration Statement on Form N-14 of Oppenheimer Champion
Income Fund (333-16494, July 24, 2006).

      The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

                  Randy Legg, Esq.
                  Vice President and Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  6803 South Tucson Way
                  Centennial, CO 80112-3924
                  303.768.1026
                  rlegg@oppenheimerfunds.com

      Thank you for your assistance.

Sincerely,

/s/ Taylor V. Edwards
--------------------------------------
Taylor V. Edwards
Vice President and Assistant Counsel
Tel.: 212.323.0310
Fax: 212.323.4071
tedwards@oppenheimerfunds.com

cc:   Mr. Vincent DiStefano, Securities and Exchange Commission
      Mayer, Brown, Rowe & Maw LLP
      KPMG LLP
      Deloitte & Touche LLP
      Gloria LaFond